Employees' Retirement Benefits (Schedule Of Charges To Income For Employees' Retirement Benefits) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Pension Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Service cost	¥ 65,930	¥ 63,669	¥ 65,160
Interest cost on projected benefit obligation	9,490	18,569	25,510
Expected return on plan assets	(19,936)	(21,624)	(22,027)
Amortization of net actuarial loss	8,702	5,389	3,463
Amortization of transition obligation	48	50	156
Amortization of prior service cost	(1,067)	(1,366)	(1,468)
Total	63,167	64,687	70,794
NTT CDBP
Defined Benefit Plan Disclosure [Line Items]
Service cost	48,077	40,999	37,281
Interest cost on projected benefit obligation	9,363	16,602	21,278
Expected return on plan assets	(28,008)	(28,708)	(25,825)
Amortization of net actuarial loss	17,717	4,997	5,783
Amortization of prior service cost	(7,464)	(7,513)	(7,487)
Employee contributions	(3,350)	(3,270)	(3,753)
Total	¥ 36,335	¥ 23,107	¥ 27,277